Related-Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable
Related Party Transaction
Outstanding payments due to consultants	$ 102,000		$ 112,000	$ 50,000
Consultant
Related Party Transaction
Expenses paid to consultants	$ 472,000	$ 229,000	$ 2,400,000	$ 619,000.000	$ 153,000